DEFERRED GAINS AND OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred gains on sale and leasebacks	$ 19.6	$ 23.1
Deferred revenue	99.7	116.9
Share-based compensation obligations	75.4	62.5
Contingent consideration arising on business combinations	11.0	0.0
Interest payable	9.5	5.1
Purchase options	6.2	1.6
Other	8.5	8.6
Other non-current liabilities	229.9	217.8
Amortization of deferred gains	$ 3.7	$ 3.7